GENERAL (Business Acquisition) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Eldista [Member] USD ($)	Dec. 31, 2011 Eldista [Member] CHF	Mar. 02, 2011 Eldista [Member] sqft	Mar. 02, 2011 Eldista [Member] USD ($) sqm
GENERAL [Abstract]
Ownership percentage	51.00%
Ownership interest by noncontrolling owners	49.00%
Business Acquisition [Line Items]
Square footage of real estate property acquired						377,000	35,000
Payment for acquisition				$ 40,234	37,420
Purchase price adjustment				319	300
Gain on bargain purchase			4,412	4,412
Purchase price				40,559	37,720
Less: Purchase price paid by non-controlling interests				(19,875)
Net cash paid by the Company			20,684	20,684
Assets and liabilities acquired:
Land							23,654
Building							137,797
Swap instrument							(392)
Mortgage loan							(92,705)
Rent settlements with tenants							(1,759)
Lease provision							(7,311)
In-place leases, net							1,124
Deferred tax liabilities							(15,282)
Other current net assets							$ (155)